Stockholders' Equity - Private Placement (Details) - USD ($)					12 Months Ended
	Jul. 21, 2022	Jun. 29, 2022	Jun. 21, 2022	Nov. 29, 2021	Dec. 31, 2022	Jan. 27, 2023
Amount charged to expense					$ 1,326,212
2022 Private Placement
Gross proceeds from private placement		$ 15,000,000
Net proceeds		13,578,551
Issuance costs		1,421,449
Gross proceeds allocated to warrant liability		13,995,000
Gross proceeds allocated to common stock		1,005,000
Amount charged to expense		1,326,212
Amount charged to additional paid-in capital		$ 95,237
Resale of common stock held by selling stocksholder	3,000,000					1,500,000
2022 Private Placement | Outstanding Warrants
Exercise price of warrants		$ 11.00
Resale of common stock held by selling stocksholder	1,500,000
Fair value of warrants issued	$ 13,995,000				$ 3,372,000
Equity volatility input, fair value warrants	90.00%				125.00%
Risk-free rate input, fair value warrants	3.20%				4.00%
Expected term, warrants	5 years 3 months 3 days				4 years 8 months 26 days
2022 Private Placement | Common Stock
Number of common stock shares issued		1,500,000
Number of warrants issued		1,500,000
Resale of common stock held by selling stocksholder	1,500,000
2022 Private Placement | Common Stock | Outstanding Warrants
Number of warrants issued		1,500,000
Exercise price of warrants		$ 11.00
Initial public offering
Number of common stock shares issued				2,514,000
Initial public offering | Underwriters Purchase Option
Exercisable term				5 years
Percentage of common shares exercisable				5.00%
Common stock, shares exercisable				125,700
Exercise price				$ 12.50
Common shares issued on cashless basis			31,192